Disposal of assets and other transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disposal Of Assets And Other Transactions
Summary of the major classes of assets and related liabilities classified as held for sale

				12.31.2022	12.31.2021
	E&P	RT&M	Corporate and other businesses	Total	Total
Assets classified as held for sale
Cash and cash equivalents	-	−	−	-	13
Trade receivables	-	−	−	-	31
Inventories	-	21	−	21	73
Investments	-	−	−	-	210
Property, plant and equipment	3,568	19	−	3,587	1,975
Others	-	−	−	-	188
Total	3,568	40	−	3,608	2,490
Liabilities on assets classified as held for sale
Trade payables	-	-	-	-	2
Finance debt	-	-	133	133	1
Provision for decommissioning costs	1,332	-	-	1,332	833
Others	-	-	-	-	31
Total	1,332	−	133	1,465	867

Summary of the assets and liabilities corresponding to the transactions pending closing are classified as held for sale

Transaction	Acquirer	Date of approval / signing	Transaction amount (*)	Further information
Sale of the Company's entire interest (100%) in a set of 22 production onshore and shallow water field concessions, together with its associated infrastructure, located in the Potiguar Basin, in the state of Rio Grande do Norte, jointly called the Potiguar group of fields.	3R Potiguar SA, subsidiary of 3R Petroleum Óleo e Gás SA	January 2022	1,385	a
Sale of the Company's entire interest in a set of four onshore production fields, with integrated facilities, located in the state of Espírito Santo, jointly called Norte Capixaba group of fields.	Seacrest Petróleo SPE Norte Capixaba Ltda., a wholly owned subsidiary of Seacrest Exploração e Produção de Petróleo Ltda.	February 2022	478	b
Sale of the Company's entire interest in the Albacora Leste concession, located predominantly in deep waters in the Campos Basin.	Petro Rio Jaguar Petróleo Ltda. (PetroRio), subsidiary of Petro Rio S.A.	April 2022	1,951	c
Sale of the Lubrificantes e Derivados de Petróleo do Nordeste (LUBNOR) refinery and its associated logistics assets, located in the state of Ceará.	Grepar Participações Ltda.	May 2022	34	d
Sale of the Company's entire interest in a set of maritime concessions called Golfinho and Camarupim groups of fields, in deep waters of the post-salt layer, located in the Espírito Santo Basin.	BW Energy Maromba do Brasil Ltda (BWE)	June 2022	15	e
(*) Amounts considered at the signing of the transaction, not including contingent assets. Transactions signed in Brazilian reais are translated to U.S. dollars with the closing exchange rate of the period.

Schedule of closed transactions

Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount (*)	Gain/ (loss) (**)	Further infor-mation
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas.	Petromais Global Exploração e Produção S.A. (renamed Origem Energia S.A.)	July 2021 (S) February 2022 (C)	300	335	a
Sale of the Company's entire interest in 14 onshore production fields (Recôncavo group of fields), in the state of Bahia	3R Candeias S.A, a wholly owned subsidiary of 3R Petroleum Óleo e Gás S.A.	December 2020 (S) May 2022 (C)	256	215	b
Sale of the Company's entire interest (27.88%) in Deten Química S.A (Deten), a petrochemical plant located in the industrial hub of Camaçari, in the state of Bahia.	Cepsa Química S.A.	April 2022 (S) July 2022 (C)	103	52	c
Sale of the Company’s entire interest (51%) in Petrobras Gas S.A (Gaspetro)	Compass Gas e Energia S.A.	July 2021 (S) July 2022 (C)	391	173	d
Sale of the Company’s entire interest in Peroá group of fields, in the state of Espírito Santo	DBO Energia and OP Energia, currently 3R Offshore	January 2021 (S) August 2022 (C)	13	34	e
Sale of the Company's entire interest in Fazenda Belém and Icapuí onshore fields, named Fazenda Belém group of fields, located in the Potiguar Basin, in the state of Ceará	SPE Fazenda Belém S.A., wholly owned subsidiary of 3R Petroleum e Participações S.A.	August 2020 (S) August 2022 (C)	23	39	f
Sale of shares of the company that will hold the Isaac Sabbá Refinery (REMAN) and its associated logistics assets, in the state of Amazonas	Ream Participações S.A. (a company controlled by the partners of Atem Distribuidora de Petróleo S.A.)	August 2021 (S) November 2022 (C)	257	37	g
Sale of shares of the company that will hold the Shale Industrialization Unit (SIX), in the state of Paraná.	Forbes & Manhattan Resources Inc., a wholly owned subsidiary of Forbes & Manhattan Inc.	November 2021 (S) November 2022 (C)	42	(2)	h
Sale of the Company's entire interest in 11 onshore production fields (Carmópolis group of fields), including integrated facilities, in the state of Sergipe	Carmo Energy S.A.	December 2021 (S) December 2022 (C)	1,098	619	i
Sale of the Company’s 62,5% interest in Papa-Terra field, in the Campos basin	3R Petroleum Offshore S.A.	July 2021 (S) December 2022 (C)	24	(39)	j
Total			2,507	1,463
(*) The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years, and advances referring to operations not completed.
(**) Recognized in “Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control” within other income and expenses (note 10).

Schedule of surplus volumes of transfer of rights agreement

Transaction	Closing date	Financial compensation	Results (*)
Production Sharing Contract for the surplus volumes of the Transfer of Rights Agreement related to Atapu and Sepia fields, including the gross-up of the taxes levied	April 2022	5,281	3,743
Exercise of the call option for additional 5% interest in the surplus volume of the Transfer of Rights Agreement of Búzios field	November 2022	1,951	737
(*) Recognized in "Results from co-participation agreements in bid areas" within other income and expenses (note 10).

Schedule of contingent asset from disposal investments

Transaction	Closing date	Amounts subject to recognition	Assets recognized in 2022	Assets recognized in previous periods

Sales in previous years
Riacho da Forquilha group of fields	December 2019	62	28	−
Pampo and Enchova group of fields	July 2020	650	144	36
Baúna field	November 2020	285	115	17
Frade field	February 2021	20	−	−
Ventura group of fields	July 2021	43	−	43
Miranga group of fields	December 2021	85	40	15
Cricare group of fields	December 2021	118	22	−
Sales in the period
Peroá group of fields	August 2022	43	10	−
Papa-Terra field	December 2022	90	15	−
Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu (*)	April 2022	5,244	693	−
Total			1,067	111
(*) For more information, see note 24.3.

Summary of cash flows from sales of interest with loss of control

	Cash received	Cash in subsidiary before losing control	Net Proceeds
2022
Gaspetro	391	(22)	369
REMAN	233	(22)	211
Total	624	(44)	580
2021
Mataripe refinery (former RLAM)	1,868	(119)	1,749
PUDSA	62	(15)	47
Total	1,930	(134)	1,796
2020
Petrobras Oil & Gas B.V.(PO&GBV)	276	−	276
Liquigas	784	(10)	774
Total	1,060	(10)	1,050